Pensions and Other Post-Employment Benefits - Sensitivity of Defined Benefit and OPEB Obligation to Changes in Relevant Actuarial Assumptions (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Discount Rate [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase	CAD (28)	CAD (25)
Decrease	36	32
Future Salary Growth Rate [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase	3	3
Decrease	(3)	(3)
Health Care Cost Trend Rate [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase	1	2
Decrease	(1)	(1)
One Year Change in Assumed Life Expectancy [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase	4	4
Decrease	CAD (4)	CAD (4)